Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of transactions between related parties [line items]
Sales of an intangible asset to a joint venture	¥ 0	$ 0	¥ 101,390	¥ 0
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and parts	974,112	135,787	924,971	411,010
Purchase of parts, supplies and engines	1,683,296	234,645	1,614,814	1,396,611
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Hospitality, restaurant, consultancy and other service income	11,536	1,608	18,427	5,803
Service charge charged by	833	116	2,094	128
Rental income	2,914	406	3,834	4,634
Hong Leong Asia Limited and its affiliates [member]
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses	8,968	1,250	9,194	8,994
GY and its affiliates [member]
Disclosure of transactions between related parties [line items]
Sales of engines and parts	2,120,542	295,595	2,034,304	2,262,306
Purchase of parts, supplies and engines	1,927,305	268,659	1,804,457	1,053,607
Hospitality, restaurant, consultancy and other service income	25,521	3,558	18,023	10,398
Rental income	12,657	1,764	12,227	580
Property management service expenses	22,873	3,188	24,668	22,128
Selling, general and administrative expenses	98,486	13,729	34,178	30,151
Delivery, storage, distribution and handling expenses	183,020	25,512	212,566	201,669
Payments For Lease Liabilities	19,225	2,680	19,615	19,802
Purchases of vehicles and machineries	¥ 0	$ 0	¥ 0	¥ 2,513